Income taxes (Tables)	12 Months Ended
Sep. 30, 2019
Income Taxes [Abstract]
Disclosure of Income Tax Expense

	Year ended September 30
	2019	2018
	$	$
Current income tax expense
Current income tax expense in respect of the current year	439,972	386,773
Current income tax expense relating to changes in tax laws	—	11,400
Adjustments recognized in the current year in relation to the income tax expense of prior years	(17,934)	(8,357)
Total current income tax expense	422,038	389,816
Deferred income tax recovery
Deferred income tax (recovery) expense relating to the origination and reversal of temporary differences	(959)	2,617
Deferred income tax expense (recovery) relating to changes in tax rates	784	(42,437)
Recognition of previously unrecognized temporary differences	(8,122)	(1,418)
Total deferred income tax recovery	(8,297)	(41,238)
Total income tax expense	413,741	348,578

Reconciliation of Effective Income Tax Rate from the Combined Federal and Provincial Canadian Statutory Tax Rate
The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2019	2018
	%	%
Company's statutory tax rate	26.6	26.7
Effect of foreign tax rate differences	(1.6)	(1.3)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(1.4)	(0.8)
Non-deductible and tax exempt items	0.2	(0.2)
Recognition of previously unrecognized temporary differences	—	0.2
Effect of integration-related costs	0.1	—
Minimum income tax charge	0.8	0.9
Changes in tax laws and rates	—	(2.1)
Effective income tax rate	24.7	23.4

Disclosure of the Continuity of Deferred Tax Balances
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2018	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2019
	$	$	$	$	$	$	$
Accounts payable, accrued liabilities and other long-term liabilities	78,177	(3,220)	(8,394)	—	—	1,363	67,926
Tax benefits on losses carried forward	62,415	—	(1,001)	—	—	(2,251)	59,163
Accrued compensation	34,887	18	3,995	—	6,132	375	45,407
Retirement benefits obligations	25,418	—	(2,683)	(4,324)	—	(507)	17,904
Allowance for doubtful accounts	(260)	—	260	—	—	—	—
PP&E, contract costs, intangible assets and other long-term assets	(106,207)	(24,514)	7,788	—	—	(214)	(123,147)
Work in progress	(59,142)	—	16,010	—	—	(437)	(43,569)
Goodwill	(53,891)	—	(5,407)	—	—	(1,068)	(60,366)
Refundable tax credits on salaries	(26,502)	—	683	—	—	—	(25,819)
Cash flow hedges	12,398	—	(1,470)	(25,290)	—	459	(13,903)
Other	(638)	76	(1,484)	2,374	—	(1,650)	(1,322)
Deferred taxes, net	(33,345)	(27,640)	8,297	(27,240)	6,132	(3,930)	(77,726)

	As at September 30, 2017	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2018
	$	$	$	$	$	$	$
Accounts payable, accrued liabilities and other long-term liabilities	82,697	(1,619)	(2,795)	—	—	(106)	78,177
Tax benefits on losses carried forward	78,893	589	(18,141)	—	—	1,074	62,415
Accrued compensation	40,830	—	(4,770)	—	(1,959)	786	34,887
Retirement benefits obligations	34,162	—	(1,286)	(7,911)	—	453	25,418
Allowance for doubtful accounts	323	—	(562)	—	—	(21)	(260)
PP&E, contract costs, intangible assets and other long-term assets	(134,083)	(8,216)	39,646	—	—	(3,554)	(106,207)
Work in progress	(80,898)	—	23,253	—	—	(1,497)	(59,142)
Goodwill	(60,668)	—	8,055	—	—	(1,278)	(53,891)
Refundable tax credits on salaries	(29,785)	—	3,283	—	—	—	(26,502)
Cash flow hedges	(2,355)	—	(39)	14,618	—	174	12,398
Other	3,971	—	(5,406)	675	—	122	(638)
Deferred taxes, net	(66,913)	(9,246)	41,238	7,382	(1,959)	(3,847)	(33,345)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2019	As at September 30, 2018
	$	$
Deferred tax assets	100,539	139,664
Deferred tax liabilities	(178,265)	(173,009)
	(77,726)	(33,345)